Cover	Jul. 25, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 25, 2025
Entity File Number	001-41515
Entity Registrant Name	Laser Photonics Corporation
Entity Central Index Key	0001807887
Entity Tax Identification Number	84-3628771
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1101 N. Keller Rd.
Entity Address, Address Line Two	Suite G
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32810
City Area Code	(407)
Local Phone Number	804-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	LASE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true